LIENS, COMMITMENTS AND PROVISIONS	12 Months Ended
Dec. 31, 2022
LIENS, COMMITMENTS AND PROVISIONS	NOTE 18 – LIENS, COMMITMENTS AND PROVISIONS:
A.	The Company’s Israeli subsidiary’s fixed assets (motor vehicles) are secured against bank borrowings.